Schedule of cash flows related to leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Leases
Payments for operating lease liabilities	$ 219,800	$ 213,708
Principal payments on finance lease obligation
Right-of-use assets obtained in exchange for new operating lease obligations	$ 15,000	$ 388,020